Income Taxes - Components of Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current, federal income tax expense		$ (29)
Current, state income tax expense	(1)	(2)	(1)
Deferred, federal income tax benefit expense		29
Deferred, state income tax (expense) benefit		1	(1)
Total income tax expense	$ (1)	$ (1)	$ (2)